Income
                                  Total Return

                                  SEMI-ANNUAL
                                     REPORT

                                 MARCH 31, 1997
                                  (Unaudited)

                             SHORT TERM GOVERNMENT
                                  Income Fund

                            INSTITUTIONAL GOVERNMENT
                                  Income Fund

                               INTERMEDIATE TERM
                                   GOVERNMENT
                                  Income Fund

                                ADJUSTABLE RATE
                                U.S. GOVERNMENT
                                Securities Fund

                                     GLOBAL
                                   Bond Fund


                                  COUNTRYWIDE
                                  INVESTMENTS

Photo of: Angelo R. Mozilo, Chairman

LETTER FROM THE CHAIRMAN
===============================================================================

Dear Shareholders:

Welcome to the Countrywide Family. The recent acquisition of Midwest Group by Countrywide is cause for celebration within both organizations.

Midwest Group's experienced management team, reputation for excellence, and strong customer relationships significantly enhance Countrywide's long-term commitment to being a leading provider of financial services.

In turn, Countrywide offers this excellent team an atmosphere of innovative technology, industry leadership, and dynamic organization. It is a blending of talents and abilities that will position our newly expanded Countrywide family for leadership into the twenty-first century.

Countrywide Home Loans is the nation's leading independent residential mortgage lender and servicer. Our loan servicing operation now serves more than 1.5 million homeowners. With nearly 400 offices, Countrywide employs over 6,000 individuals across the United States. In addition to first lien prime and subprime mortgages and home equity loans, a variety of other financial products and services augments our mortgage lending and servicing operations including insurance products, credit cards, and now investments.

Countrywide Investments adds a critical component to Countrywide's strategic business plan. While mortgage lending is Countrywide's core business, we believe diversification of financial products and services will provide greater customer retention and enhanced customer service.

In addition to the quality and performance you've come to expect in meeting your investment needs, we think you will be pleased with the additional opportunities Countrywide offers. Again, welcome to the Countrywide family.

Sincerely,

/s/ Angelo R. Mozilo

Angelo R. Mozilo
Chairman

Photo of: Robert H. Leshner, President

LETTER FROM THE PRESIDENT
==============================================================================
Dear Fellow Shareholders:

We are pleased to present the unaudited semi-annual report for the Countrywide Investment Trust for the six months ended March 31, 1997.

As you may already have noticed, our name and look have changed. We are answering the phone as Countrywide Investments, and your statement bears the Countrywide brand. Our Funds are now listed under the Countrywide name in local and national newspapers, magazines and other publications.

Countrywide has a long-term commitment to be a leading provider of financial services. It views the acquisition of Midwest Group as an opportunity to offer a broader variety of financial products and services to complement its residential lending and servicing operations. If we can be of assistance to you with your home loan needs, please don't hesitate to call us at 800-586-9150, our hotline number especially for Countrywide Investments shareholders.

As a result of these exciting changes, we now have access to Countrywide's broad managerial, financial and technological resources. These tools will help us to ensure that we continue to develop and deliver quality investment products and services to help meet your financial goals.

What has not changed is the Funds' management team and the investment strategies employed by the Funds. We remain committed to providing you with the same level of quality service to which you are accustomed.

The economic expansion continues and inflation is nowhere to be found. Millions of jobs have been added and the resulting unemployment rate is at its lowest level since 1974. Spurred on by high employment and wages, consumer confidence is near an all-time high. We believe that the economy will continue to enjoy moderate growth with few inflationary threats.

The U.S. Government bond funds within the Countrywide Investment Trust provide high-quality alternatives for investors seeking current income consistent with the protection of capital. The Short Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund, with their excellent record of credit quality, continue to provide opportunities for conservative investors and for those who are anxious about volatility in the equity markets.

The Countrywide Global Bond Fund provides investors with the ability to participate in global economies through a portfolio of U.S. and foreign government bonds. Opportunities to participate in global economies continue to expand, and portfolio exposure through global bond investing may be an excellent way to diversify, while limiting portfolio volatility from a single market.

Countrywide Investments remains committed to providing conservative, high-quality opportunities to help investors meet their financial goals. Our success can be attributed to the support of shareholders like you. We thank you for your continued confidence and look forward to serving your investment needs in the years to come.

Sincerely,

/s/ Robert H. Leshner

Robert H. Leshner
President


STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1997 (Unaudited)
======================================================================================================
                                                                              MONEY MARKET FUNDS
======================================================================================================
                                                                           SHORT TERM    INSTITUTIONAL
                                                                           GOVERNMENT      GOVERNMENT
                                                                           INCOME FUND    INCOME FUND
------------------------------------------------------------------------------------------------------


ASSETS
Investments in securities:
   At acquisition cost ..................................................   $37,320,169   $21,090,551
                                                                            ===========   ===========
   At amortized cost ....................................................   $37,220,698   $21,118,307
                                                                            ===========   ===========
   At value (Note 2) ....................................................   $37,220,698   $21,118,307
Investments in repurchase agreements (Note 2) ...........................    59,382,000    30,281,000
Cash ....................................................................         1,979           136
Interest receivable .....................................................       557,412       231,076
Other assets ............................................................         7,028         3,475
                                                                            -----------   -----------

   TOTAL ASSETS .........................................................    97,169,117    51,633,994
                                                                            -----------   -----------

LIABILITIES
Dividends payable .......................................................         5,368        10,923
Payable to affiliates (Note 4) ..........................................        62,464         9,926
Other accrued expenses and liabilities ..................................         7,500         4,650
                                                                            -----------   -----------

   TOTAL LIABILITIES ....................................................        75,332        25,499
                                                                            -----------   -----------

NET ASSETS ..............................................................   $97,093,785   $51,608,495
                                                                            ===========   ===========

Net assets consist of:
Paid-in capital .........................................................   $97,093,785   $51,630,258
Accumulated net realized losses from security transactions ..............          --         (21,763)
                                                                            -----------   -----------

Net assets ..............................................................   $97,093,785   $51,608,495
                                                                            ===========   ===========


Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................    97,093,785    51,630,258
                                                                            ===========   ===========

Net asset value, offering price and redemption price per share (Note 2) .   $      1.00   $      1.00
                                                                            ===========   ===========

See accompanying notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1997 (Unaudited)
===========================================================================================================
                                                                                   GOVERNMENT BOND FUNDS
===========================================================================================================
                                                                                                 ADJUSTABLE
                                                                              INTERMEDIATE       RATE U.S.
                                                                                  TERM           GOVERNMENT
                                                                               GOVERNMENT        SECURITIES
                                                                               INCOME FUND          FUND
-----------------------------------------------------------------------------------------------------------


ASSETS
Investments in securities:
   At acquisition cost ..................................................   $52,486,063   $14,723,393
                                                                            ===========   ===========
   At amortized cost ....................................................   $52,299,314   $14,723,393
                                                                            ===========   ===========
   At value (Note 2) ....................................................   $51,909,956   $14,830,448
Investments in repurchase agreements (Note 2) ...........................     3,310,000     2,615,000
Cash ....................................................................         4,276         3,765
Interest receivable .....................................................       859,466       107,344
Receivable for capital shares sold ......................................        39,457       436,037
Receivable for principal paydowns .......................................          --          41,622
Receivable from Adviser (Note 4) ........................................          --           2,378
Other assets ............................................................         6,161        21,801
                                                                            -----------   -----------
   TOTAL ASSETS .........................................................    56,129,316    18,058,395
                                                                            -----------   -----------

LIABILITIES
Dividends payable .......................................................        24,710         3,660
Payable for capital shares redeemed .....................................        45,284        53,920
Payable to affiliates (Note 4) ..........................................        31,786         6,250
Payable for securities purchased ........................................     1,500,000          --
Other accrued expenses and liabilities ..................................         6,477         4,400
                                                                            -----------   -----------

   TOTAL LIABILITIES ....................................................     1,608,257        68,230
                                                                            -----------   -----------

NET ASSETS ..............................................................   $54,521,059   $17,990,165
                                                                            ===========   ===========

Net assets consist of:
Paid-in capital .........................................................   $57,662,530   $19,134,237
Accumulated net realized losses from security transactions ..............    (2,752,113)   (1,251,127)
Net unrealized appreciation (depreciation) on investments ...............      (389,358)      107,055
                                                                            -----------   -----------

Net assets ..............................................................   $54,521,059   $17,990,165
                                                                            ===========   ===========

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ...............................   $53,752,734   $17,268,888
                                                                            ===========   ===========

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..................     5,169,596     1,761,115
                                                                            ===========   ===========

Net asset value and redemption price per share (Note 2) .................   $     10.40   $      9.81
                                                                            ===========   ===========

Maximum offering price per share (Note 2) ...............................   $     10.61   $     10.01
                                                                            ===========   ===========

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ...............................   $   768,325   $   721,277
                                                                            ===========   ===========

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..................        73,895        73,599
                                                                            ===========   ===========

Net asset value, offering price and redemption price per share (Note 2) .   $     10.40   $      9.80
                                                                            ===========   ===========

See accompanying notes to financial statements.


STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997 (Unaudited)
=======================================================================================================================
                                                                                                           GLOBAL BOND
                                                                                                               FUND
-----------------------------------------------------------------------------------------------------------------------


ASSETS
Investments in securities:
   At acquisition cost .................................................................................   $16,234,457
                                                                                                           ===========
   At amortized cost ...................................................................................   $16,236,178
                                                                                                           ===========
   At value (Note 2) ...................................................................................   $15,654,695
Cash denominated in foreign currencies (at cost $10,196) ...............................................        10,383
Cash ...................................................................................................       963,177
Interest receivable ....................................................................................       412,431
Receivable for capital shares sold .....................................................................         1,120
Receivable for securities sold .........................................................................       863,574
Net unrealized appreciation on forward foreign currency exchange contracts (Note 7) ....................        68,508
Other assets ...........................................................................................         4,092
                                                                                                           -----------

   TOTAL ASSETS ........................................................................................    17,977,980
                                                                                                           -----------

LIABILITIES
Payable for securities purchased .......................................................................     1,240,024
Payable for capital shares redeemed ....................................................................        36,885
Payable to affiliates (Note 4) .........................................................................        10,881
Other accrued expenses and liabilities .................................................................        11,100
                                                                                                           -----------

   TOTAL LIABILITIES ...................................................................................     1,298,890
                                                                                                           -----------

NET ASSETS .............................................................................................   $16,679,090
                                                                                                           ===========

Net assets consist of:
Paid-in capital ........................................................................................   $17,023,227
Undistributed net investment income ....................................................................       452,181
Accumulated net realized losses from security and foreign currency transactions ........................      (265,920)
Net unrealized depreciation on investments .............................................................      (581,483)
Net unrealized appreciation on translation of assets and liabilities in foreign currencies .............        51,085
                                                                                                           -----------

Net assets .............................................................................................   $16,679,090
                                                                                                           ===========

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ..............................................................   $10,596,645
                                                                                                           ===========

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value) (Note 5)     1,017,467
                                                                                                           ===========

Net asset value and redemption price per share (Note 2) ................................................   $     10.41
                                                                                                           ===========

Maximum offering price per share (Note 2) ..............................................................   $     10.84
                                                                                                           ===========

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ..............................................................   $ 6,082,445
                                                                                                           ===========

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value) (Note 5)       591,985
                                                                                                           ===========

Net asset value, offering price and redemption price per share (Note 2) ................................   $     10.27
                                                                                                           ===========

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 1997 (Unaudited)
==============================================================================
                                                    MONEY MARKET FUNDS
==============================================================================
                                                SHORT TERM   INSTITUTIONAL
                                                GOVERNMENT      GOVERNMENT
                                               INCOME FUND     INCOME FUND
------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest income ..........................   $2,683,686   $1,190,360
                                                ----------   ----------

EXPENSES
   Investment advisory fees (Note 4) ........      238,534       44,321
   Transfer agent fees (Note 4) .............       94,372        7,735
   Distribution expenses (Note 4) ...........       73,804        1,099
   Postage and supplies .....................       29,370       10,028
   Accounting services fees (Note 4) ........       20,500       18,000
   Custodian fees ...........................       10,391        7,545
   Registration fees ........................       11,050        5,390
   Professional fees ........................        6,350        4,250
   Insurance expense ........................        4,618        2,518
   Trustees' fees and expenses ..............        2,499        2,499
   Reports to shareholders ..................        3,156          307
   Other expenses ...........................        2,745        2,327
                                                ----------   ----------

     TOTAL EXPENSES .........................      497,389      106,019
   Fees waived by the Adviser (Note 4) ......         --        (17,376)
                                                ----------   ----------
     NET EXPENSES ...........................      497,389       88,643
                                                ----------   ----------

NET INVESTMENT INCOME .......................    2,186,297    1,101,717
                                                ----------   ----------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS         --          3,139
                                                ----------   ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..   $2,186,297   $1,104,856
                                                ==========   ==========

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 1997 (Unaudited)
==============================================================================================
                                                                       GOVERNMENT BOND FUNDS
==============================================================================================
                                                                                    ADJUSTABLE
                                                                     INTERMEDIATE    RATE U.S.
                                                                             TERM   GOVERNMENT
                                                                       GOVERNMENT   SECURITIES
                                                                      INCOME FUND         FUND
----------------------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest income .................................................   $1,908,414   $  438,844
                                                                       ----------   ----------

EXPENSES
   Investment advisory fees (Note 4) ...............................      139,615       33,309
   Accounting services fees (Note 4) ...............................       25,500       25,500
   Distribution expenses, Class A (Note 4) .........................       42,179        7,178
   Distribution expenses, Class C (Note 4) .........................           14          125
   Transfer agent fees, Class A (Note 4) ...........................       23,639        6,617
   Transfer agent fees, Class C (Note 4) ...........................        6,000        6,000
   Postage and supplies ............................................       17,782        6,493
   Registration fees, Common .......................................        2,495        4,693
   Registration fees, Class A ......................................        6,604        4,262
   Registration fees, Class C ......................................        3,694        2,099
   Professional fees ...............................................        7,250        5,000
   Custodian fees ..................................................        3,310        5,475
   Standard & Poor's rating expense ................................         --          8,667
   Trustees' fees and expenses .....................................        2,499        2,499
   Insurance expense ...............................................        3,292        1,088
   Reports to shareholders .........................................        1,146          340
   Other expenses ..................................................        3,433        1,255
                                                                       ----------   ----------
     TOTAL EXPENSES ................................................      288,452      120,600
   Fees waived and/or expenses reimbursed by the Adviser (Note 4) ..       (6,546)     (68,711)
                                                                       ----------   ----------
     NET EXPENSES ..................................................      281,906       51,889
                                                                       ----------   ----------

NET INVESTMENT INCOME ..............................................    1,626,508      386,955
                                                                       ----------   ----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains (losses) from security transactions ..........      147,179       (1,977)
   Net change in unrealized appreciation/depreciation on investments     (600,062)     (17,546)
                                                                       ----------   ----------


NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..................     (452,883)     (19,523)
                                                                       ----------   ----------


NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $1,173,625   $  367,432
                                                                       ==========   ==========

See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 1997 (Unaudited)
==========================================================================================
                                                                               GLOBAL BOND
                                                                                  FUND
------------------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest income .........................................................   $599,935
                                                                            -----------

EXPENSES
   Investment advisory fees (Note 4) .......................................     65,232
   Accounting services fees (Note 4) .......................................     28,500
   Custodian fees ..........................................................     17,510
   Distribution expenses, Class A (Note 4) .................................      1,368
   Distribution expenses, Class C (Note 4) .................................     11,364
   Transfer agent fees, Class A (Note 4) ...................................      6,000
   Transfer agent fees, Class C (Note 4) ...................................      6,000
   Registration fees, Common ...............................................      4,205
   Registration fees, Class A ..............................................      2,752
   Registration fees, Class C ..............................................      2,752
   Professional fees .......................................................      5,450
   Postage and supplies ....................................................      3,459
   Trustees' fees and expenses .............................................      2,499
   Insurance expense .......................................................      1,494
   Reports to shareholders .................................................        306
   Other expenses ..........................................................      3,983
                                                                            -----------
     TOTAL EXPENSES ........................................................    162,874
   Fees waived and expenses reimbursed by the Adviser (Note 4) .............    (16,663)
                                                                            -----------

     NET EXPENSES ..........................................................    146,211
                                                                            -----------

NET INVESTMENT INCOME ......................................................    453,724
                                                                            -----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FOREIGN CURRENCY
   (NOTE 6) Net realized gains (losses) from:
     Security transactions .................................................    260,223
     Foreign currency transactions .........................................   (207,192)
   Net change in unrealized appreciation/depreciation on:
     Investments ...........................................................   (907,264)
     Translation of assets and liabilities in foreign currencies ...........     60,957
                                                                            -----------

NET REALIZED AND UNREALIZED LOSSES FROM
   INVESTMENTS AND FOREIGN CURRENCY ........................................   (793,276)
                                                                            -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS .................................$  (339,552)
                                                                            ===========

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET
ASSETS For the Periods Ended March 31, 1997 and September 30, 1996
============================================================================================================================
                                                                       MONEY MARKET FUNDS
============================================================================================================================
                                                                       SHORT TERM                     INSTITUTIONAL
                                                                       GOVERNMENT                     GOVERNMENT
                                                                       INCOME FUND                    INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
                                                               Six Months         Year          Six Months         Year
                                                                 Ended            Ended           Ended            Ended
                                                             Mar. 31, 1997       Sept. 30,    Mar. 31, 1997       Sept. 30,
                                                              (Unaudited)          1996        (Unaudited)          1996
----------------------------------------------------------------------------------------------------------------------------


FROM OPERATIONS:
   Net investment income ................................   $   2,186,297    $   3,872,769    $   1,101,717    $   1,789,514
   Net realized gains from security transactions ........            --              2,970            3,139            3,538
                                                            -------------    -------------    -------------    -------------
Net increase in net assets from operations ..............       2,186,297        3,875,739        1,104,856        1,793,052
                                                            -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........................      (2,186,297)      (3,872,769)      (1,101,717)      (1,789,514)
   From net realized gains from security transactions ...          (2,970)          (2,227)            --               --
                                                            -------------    -------------    -------------    -------------
Decrease in net assets from distributions to shareholders      (2,189,267)      (3,874,996)      (1,101,717)      (1,789,514)
                                                            -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from shares sold ............................     178,740,208      290,338,196      105,070,731      171,325,558
   Net asset value of shares issued in
     reinvestment of distributions to shareholders ......       2,109,615        3,711,242        1,007,805        1,548,806
   Payments for shares redeemed .........................    (175,192,552)    (289,751,833)     (93,855,244)    (169,504,468)
                                                            -------------    -------------    -------------    -------------
Net increase in net assets from
   capital share transactions ...........................       5,657,271        4,297,605       12,223,292        3,369,896
                                                            -------------    -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS ............................       5,654,301        4,298,348       12,226,431        3,373,434

NET ASSETS:
   Beginning of period ..................................      91,439,484       87,141,136       39,382,064       36,008,630
                                                            -------------     -------------    -------------   -------------

   End of period ........................................   $  97,093,785    $  91,439,484    $  51,608,495    $  39,382,064
                                                            =============    =============    =============    =============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended March 31, 1997 and September 30, 1996
=========================================================================================================================
                                                                                GOVERNMENT BOND FUNDS
=========================================================================================================================
                                                                    INTERMEDIATE TERM             ADJUSTABLE RATE
                                                                    GOVERNMENT                    U.S. GOVERNMENT
                                                                    INCOME FUND                   SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------
                                                            Six Months           Year         Six Months         Year
                                                               Ended             Ended           Ended          Ended
                                                            Mar. 31, 1997      Sept. 30,     Mar. 31, 1997     Sept. 30,
                                                             (Unaudited)         1996         (Unaudited)        1996
-------------------------------------------------------------------------------------------------------------------------


FROM OPERATIONS:
   Net investment income ................................   $  1,626,508    $  3,376,540    $    386,955    $    941,495
   Net realized gains (losses) from security transactions        147,179         295,706          (1,977)         72,164
   Net change in unrealized
     appreciation/depreciation on investments ...........       (600,062)     (1,807,714)        (17,546)        (24,764)
                                                            ------------    ------------    ------------    ------------

Net increase in net assets from operations ..............      1,173,625       1,864,532         367,432         988,895
                                                            ------------    ------------    ------------    ------------


DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ..................     (1,605,979)     (3,339,635)       (368,340)       (930,066)
   From net investment income, Class C ..................        (20,529)        (36,905)        (18,615)        (11,429)
                                                            ------------    ------------    ------------    ------------

Decrease in net assets from distributions to shareholders     (1,626,508)     (3,376,540)       (386,955)       (941,495)
                                                            ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold ............................      4,791,689      19,564,015      15,224,340      12,919,191
   Net asset value of shares issued in
     reinvestment of distributions to shareholders ......      1,433,642       2,911,115         340,835         816,771
   Payments for shares redeemed .........................     (8,121,455)    (21,856,049)    (10,008,997)     (22,803,135
                                                            ------------    ------------    ------------    ------------

Net increase (decrease) in net assets
   from Class A share transactions ......................     (1,896,124)        619,081       5,556,178      (9,067,173)
                                                            ------------    ------------    ------------    ------------

CLASS C
   Proceeds from shares sold ............................         76,110         384,845         468,295         617,534
   Net asset value of shares issued in
     reinvestment of distributions to shareholders ......         19,866          35,459          14,566           8,075
   Payments for shares redeemed .........................        (91,853)       (228,470)       (389,796)        (84,110)
                                                            ------------    ------------    ------------    ------------

Net increase in net assets
   from Class C share transactions ......................          4,123         191,834          93,065         541,499
                                                            ------------    ------------    ------------    ------------

Net increase (decrease) in net assets
   from capital share transactions ......................     (1,892,001)        810,915       5,649,243      (8,525,674)
                                                            ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .................     (2,344,884)       (701,093)      5,629,720      (8,478,274)

NET ASSETS:
   Beginning of period ..................................     56,865,943      57,567,036      12,360,445      20,838,719
                                                            ------------    ------------    ------------    ------------
   End of period ........................................   $ 54,521,059    $ 56,865,943    $ 17,990,165    $ 12,360,445
                                                            ============    ============    ============    ============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended March 31, 1997 and September 30, 1996
======================================================================================================================
                                                                                               GLOBAL BOND FUND
======================================================================================================================
                                                                                           Six Months        Year
                                                                                             Ended           Ended
                                                                                         Mar. 31, 1997     Sept. 30,
                                                                                          (Unaudited)        1996
--------------------------------------------------------------------------------------------------------------------


FROM OPERATIONS:
   Net investment income ...........................................................   $      453,724   $   937,874
   Net realized gains (losses) from security transactions ..........................          260,223       (93,933)
   Net realized losses from foreign currency transactions ..........................         (207,192)     (235,290)
   Net change in unrealized appreciation/depreciation on investments ...............         (907,264)      161,908
   Net change in unrealized appreciation/depreciation on translation of assets
     and liabilities in foreign currencies .........................................           60,957        57,520
                                                                                       --------------   -----------

Net increase (decrease) in net assets from operations ..............................         (339,552)      828,079
                                                                                       --------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A .............................................         (191,206)     (173,473)
   From net investment income, Class C .............................................          (98,244)      (51,783)
   From net realized gains from security transactions, Class A .....................         (313,221)         --
   From net realized gains from security transactions, Class C .....................         (160,936)         --
                                                                                       --------------   -----------

Decrease in net assets from distributions to shareholders ..........................         (763,607)     (225,256)
                                                                                       --------------   -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold .......................................................        1,380,129     2,196,018
   Net asset value of shares issued in reinvestment of distributions to shareholders          457,466       167,215
   Payments for shares redeemed ....................................................       (3,378,043)   (3,249,417)
                                                                                       --------------   -----------

Net decrease in net assets from Class A share transactions .........................       (1,540,448)     (886,184)
                                                                                       --------------   -----------

CLASS C
   Proceeds from shares sold .......................................................          821,998     2,001,544
   Net asset value of shares issued in reinvestment of distributions to shareholders          253,785        50,833
   Payments for shares redeemed ....................................................         (441,779)     (895,367)
                                                                                       --------------   -----------

Net increase in net assets from Class C share transactions .........................          634,004     1,157,010
                                                                                       --------------   -----------

Net increase (decrease) in net assets from capital share transactions ..............         (906,444)      270,826
                                                                                       --------------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................       (2,009,603)      873,649

NET ASSETS:
   Beginning of period .............................................................       18,688,693    17,815,044
                                                                                       --------------   -----------
   End of period ...................................................................   $   16,679,090   $18,688,693
                                                                                       ==============   ===========

UNDISTRIBUTED NET INVESTMENT INCOME ................................................   $      452,181   $   287,907
                                                                                       ==============   ===========

See accompanying notes to financial statements.


SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
============================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
============================================================================================================================
                                                Six Months
                                                  Ended
                                                 Mar. 31,                       Year Ended September 30,
                                                  1997
                                               (Unaudited)      1996          1995        1994         1993          1992
----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.....     $   1.00      $   1.00     $   1.00     $   1.00       $  1.00       $  1.00
                                              ----------    ----------    ---------    ---------     ---------     ---------

Net investment income .....................        0.022         0.044        0.046        0.027         0.022         0.035
                                              ----------    ----------    ---------    ---------     ---------     ---------

Dividends from net investment income.......       (0.022)       (0.044)      (0.046)      (0.027)       (0.022)       (0.035)
                                              ----------    ----------    ---------    ---------     ---------     ---------

Net asset value at end of period...........     $   1.00      $   1.00     $   1.00     $   1.00       $  1.00       $  1.00
                                              ==========    ==========    =========    =========     =========     =========

Total return ..............................        4.39%(A)      4.51%        4.69%        2.72%         2.24%         3.55%
                                              ==========    ==========    =========    =========     =========     =========

Net assets at end of period (000's) .......     $ 97,094      $ 91,439     $ 87,141     $ 89,708       $96,962       $91,519
                                              ----------    ----------    ---------    ---------     ---------     ---------

Ratio of expenses to average net assets ...        0.99%(A)      0.99%        0.99%        0.99%         0.99%         0.99%

Ratio of net investment income to average
 net assets................................        4.35%(A)      4.42%        4.59%        2.69%         2.22%         3.51%

(A)      Annualized.

See accompanying notes to financial statements.


INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
==================================================================================================================================
                                                      Six Months
                                                      Ended
                                                      Mar. 31,                         Year Ended September 30,
                                                        1997
                                                    (Unaudited)      1996          1995         1994          1993           1992
----------------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.....          $   1.00      $   1.00      $   1.00     $   1.00       $  1.00       $  1.00
                                                   ----------    ----------     ---------    ---------     ---------     ---------

Net investment income......................             0.025         0.051         0.053        0.034         0.029         0.040
                                                   ----------    ----------     ---------    ---------     ---------     ---------

Dividends from net investment income.......            (0.025)       (0.051)       (0.053)      (0.034)       (0.029)       (0.040)
                                                   ----------    ----------     ---------    ---------     ---------     ---------

Net asset value at end of period...........          $   1.00      $   1.00      $   1.00     $   1.00       $  1.00       $  1.00
                                                   ==========    ==========     =========    =========     =========     =========

Total return...............................             5.02%(B)      5.18%         5.42%        3.43%         2.96%         4.08%
                                                   ==========    ==========     =========    =========     =========     =========

Net assets at end of period (000's) .......          $ 51,608      $ 39,382      $ 36,009     $ 41,769       $34,610       $43,432
                                                   ==========    ==========     =========    =========     =========     =========

Ratio of expenses to average net assets(A)              0.40%(B)      0.40%         0.40%        0.40%         0.40%         0.37%

Ratio of net investment income to average net assets    4.97%(B)      5.06%         5.30%        3.41%         2.92%         4.04%

(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.48%(B) for the six months ended March 31, 1997 and 0.49%, 0.42%, 0.42%, 0.48% and 0.43% for the years ended September 30, 1996,
    1995, 1994, 1993 and 1992, respectively (Note 4).
(B) Annualized.

See accompanying notes to financial statements.


INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS - CLASS A
==================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
==================================================================================================================================
                                                 Six Months
                                                   Ended
                                                   Mar. 31,                  Year Ended September 30,
                                                    1997
                                                 (Unaudited)      1996          1995          1994         1993           1992
----------------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.....       $  10.49      $  10.73      $  10.14      $  11.59       $ 11.10       $ 10.45
                                                ----------    ----------     ---------     ---------     ---------     ---------

Income from investment operations:
   Net investment income...................           0.30          0.61          0.64          0.56          0.60          0.68
   Net realized and unrealized gains (losses)
     on investments........................          (0.09)        (0.24)         0.59         (1.32)         0.49          0.65
                                                ----------    ----------     ---------     ---------     ---------     ---------

Total from investment operations...........           0.21          0.37          1.23         (0.76)         1.09          1.33
                                                ----------    ----------     ---------     ---------     ---------     ---------
Less distributions:
   Dividends from net investment income....          (0.30)        (0.61)        (0.64)        (0.56)        (0.60)        (0.68)
   Distributions from net realized gains...            --            --            --          (0.13)          --            --
                                                ----------    ----------     ---------      ---------    ---------     ---------

Total distributions........................          (0.30)        (0.61)        (0.64)        (0.69)        (0.60)        (0.68)
                                                ----------    ----------     ---------     ---------     ---------     ---------

Net asset value at end of period...........       $  10.40      $  10.49      $  10.73      $  10.14       $ 11.59       $ 11.10
                                                ==========    ==========     =========     =========     =========     =========

Total return(A) ...........................          4.06%(B)      3.55%        12.52%        (6.76%)       10.15%        13.27%
                                                ==========    ==========     =========     =========     =========     =========

Net assets at end of period (000's)........       $ 53,753      $ 56,095      $ 56,969      $ 64,395       $89,666       $59,290
                                                ==========    ==========     =========     =========     =========     =========

Ratio of expenses to average net assets....          0.99%(B)      0.99%         0.99%         0.99%         0.99%         1.00%

Ratio of net investment income to average
  net assets...............................          5.76%(B)      5.75%         6.17%         5.17%         5.31%         6.40%

Portfolio turnover rate....................            39%(B)        70%           58%          236%          255%           76%

(A)      The total returns shown do not include the effect of applicable sales loads.
(B)      Annualized.

 See accompanying notes to financial statements.


INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS - CLASS C
===========================================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
===========================================================================================================================
                                                       Six Months           Year              Year              Period
                                                         Ended             Ended              Ended              Ended
                                                     Mar. 31, 1997        Sept. 30,          Sept. 30,         Sept. 30,
                                                      (Unaudited)           1996               1995             1994(A)
---------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period.........      $      10.49        $      10.73       $     10.14       $     11.27
                                                     ------------      --------------     -------------     -------------

Income from investment operations:
   Net investment income.......................              0.28                0.56              0.59              0.34
   Net realized and unrealized gains (losses)
     on investments............................             (0.09)              (0.24)             0.59             (1.13)
                                                     ------------      --------------     -------------     -------------

Total from investment operations...............              0.19                0.32              1.18             (0.79)
                                                     ------------      --------------     -------------     -------------
Less distributions:
   Dividends from net investment income........             (0.28)              (0.56)            (0.59)            (0.34)
                                                     ------------      --------------     -------------     -------------

Total distributions............................             (0.28)              (0.56)            (0.59)            (0.34)
                                                     ------------      --------------     -------------     -------------

Net asset value at end of period...............      $      10.40        $      10.49       $     10.73       $     10.14
                                                     ============      ==============     =============     =============

Total return(B) ...............................             3.51%(D)            3.03%            11.96%           (10.38%)(D)
                                                     ============      ==============     =============     =============

Net assets at end of period (000's)............      $        768        $        771       $       598       $       508
                                                     ============      ==============     =============     =============

Ratio of expenses to average net assets(C) ....             1.53%(D)            1.49%             1.48%             1.46%(D)

Ratio of net investment income to average net assets        5.21%(D)            5.25%             5.60%             4.89%(D)

Portfolio turnover rate........................               39%(D)              70%               58%              236%(D)

(A) Represents the period from initial public offering of Class C shares (February 1, 1994) through September 30, 1994.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 3.19%(D) for the six months ended March 31, 1997 and 2.96%, 3.57% and 2.41%(D) for the periods ended September 30, 1996, 1995 and 1994, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.


ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS A
==============================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
==============================================================================================================================
                                                     Six Months         Year           Year            Year          Period
                                                       Ended            Ended          Ended           Ended         Ended
                                                   Mar. 31, 1997      Sept. 30,      Sept. 30,       Sept. 30,     Sept. 30,
                                                    (Unaudited)         1996           1995            1994          1993(A)
------------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period .........       $   9.81       $   9.78        $   9.82       $  10.01         $ 10.00
                                                     ----------      ---------      ----------      ---------      ----------

Income from investment operations:
   Net investment income .......................           0.29           0.57            0.55           0.39            0.28
   Net realized and unrealized gains (losses)
     on investments.............................             --           0.03           (0.04)         (0.18)           0.01
                                                     ----------      ---------      ----------      ---------      ----------

Total from investment operations ...............           0.29           0.60            0.51           0.21            0.29
                                                     ----------      ---------      ----------      ---------      ----------

Less distributions:
   Dividends from net investment income.........          (0.29)         (0.57)          (0.55)         (0.39)          (0.28)
   Distributions from net realized gains........             --             --              --          (0.01)             --
                                                     ----------      ---------      ----------      ---------      ----------

Total distributions ............................          (0.29)         (0.57)          (0.55)         (0.40)          (0.28)
                                                     ----------      ---------      ----------      ---------      ----------


Net asset value at end of period ...............       $   9.81       $   9.81        $   9.78       $   9.82         $ 10.01
                                                     ==========      =========      ==========      =========      ==========


Total return(B) ................................          5.90%(D)       6.32%           5.33%          2.09%           4.56%(D)
                                                     ==========      =========      ==========      =========      ==========


Net assets at end of period (000's) ............       $ 17,269       $ 11,732        $ 20,752       $ 37,572         $24,400
                                                     ==========      =========      ==========      =========      ==========

Ratio of expenses to average net assets(C) .....          0.75%(D)       0.75%           0.75%          0.68%           0.22%(D)

Ratio of net investment income to average net assets      5.82%(D)       5.91%           5.57%          3.91%           4.17%(D)

Portfolio turnover rate ........................            83%(D)         44%            115%            81%            170%(D)

(A) Represents the period from the initial public offering of Class A shares (February 10, 1993) through September 30, 1993.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.70%(D) for the six months ended March 31, 1997 and 1.46%, 1.21%, 0.78% and 1.18%(D) for the
    periods ended September 30, 1996, 1995, 1994 and 1993, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.


ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS C
=========================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
=========================================================================================================================
                                                                  Six Months           Year                Period
                                                                    Ended              Ended               Ended
                                                                Mar. 31, 1997         Sept. 30,           Sept. 30,
                                                                 (Unaudited)            1996                1995(A)
-------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period .................       $         9.81       $        9.78        $        9.76
                                                               --------------     ---------------      ---------------

Income from investment operations:
   Net investment income ...............................                 0.26                0.52                 0.22
   Net realized and unrealized gains (losses) on investments            (0.01)               0.03                 0.02
                                                               --------------     ---------------      ---------------

Total from investment operations .......................                 0.25                0.55                 0.24
                                                               --------------     ---------------      ---------------

Less distributions:
   Dividends from net investment income.................                (0.26)              (0.52)               (0.22)
                                                               --------------     ---------------      ---------------

Total distributions ....................................                (0.26)              (0.52)               (0.22)
                                                               --------------     ---------------      ---------------


Net asset value at end of period .......................       $         9.80       $        9.81        $        9.78
                                                               ==============     ===============      ===============


Total return(B) ........................................                5.14%(D)            5.77%                5.87%(D)
                                                               ==============     ===============      ===============


Net assets at end of period (000's) ....................       $          721       $         629        $          86
                                                               ==============     ===============      ===============

Ratio of expenses to average net assets(C) .............                1.29%(D)            1.24%                1.24%(D)

Ratio of net investment income to average net assets ...                5.26%(D)            5.17%                5.38%(D)

Portfolio turnover rate ................................                  83%(D)              44%                 115%(D)

(A) Represents the period from the initial public offering of Class C shares (May 1, 1995) through September 30, 1995.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.71%(D) for the six months ended March 31, 1997 and 7.58% and 18.84%(D) for the periods ended
    September 30, 1996 and 1995, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.


GLOBAL BOND FUND
FINANCIAL HIGHLIGHTS - CLASS A
=============================================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
=============================================================================================================================
                                                                  Six Months             Year                   Period
                                                                     Ended               Ended                  Ended
                                                                 Mar. 31, 1997         Sept. 30,               Sept. 30,
                                                                  (Unaudited)            1996                    1995(A)
------------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period..................        $        11.03        $       10.64          $       10.00
                                                                --------------      ---------------        ---------------

Income from investment operations:
   Net investment income................................                  0.29                 0.57                   0.35
   Net realized and unrealized gains (losses) on
     investments and foreign currency...................                 (0.46)               (0.05)                  0.64
                                                                --------------      ---------------        ---------------
Total from investment operations........................                 (0.17)                0.52                   0.99
                                                                --------------      ---------------        ---------------

Less distributions:
   Dividends from net investment income.................                 (0.17)               (0.13)                 (0.35)
   Distributions from net realized gains................                 (0.28)                  --                     --
                                                                --------------      ---------------        ---------------

Total distributions.....................................                 (0.45)               (0.13)                 (0.35)
                                                                --------------      ---------------        ---------------

Net asset value at end of period........................        $        10.41        $       11.03          $       10.64
                                                                ==============      ===============        ===============


Total return(B) ........................................                (3.51%)(D)            4.88%                 14.89%(D)
                                                                ==============      ===============        ===============


Net assets at end of period (000's).....................        $       10,597        $      12,841          $      13,297
                                                                ==============      ===============        ===============


Ratio of expenses to average net assets(C) .............                 1.35%(D)             1.35%                1.33%(D)

Ratio of net investment income to average net assets....                 5.09%(D)             4.97%                4.30%(D)

Portfolio turnover rate.................................                  194%(D)              235%                 130%(D)

(A) Represents the period from initial public offering of Class A shares (February 1, 1995) through September 30, 1995.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.58%(D) for the six months ended March 31, 1997 and 1.50% and 2.47%(D) for the periods ended
    September 30, 1996 and 1995, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.


GLOBAL BOND FUND
FINANCIAL HIGHLIGHTS - CLASS C
============================================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
============================================================================================================================
                                                                  Six Months            Year                  Period
                                                                    Ended               Ended                 Ended
                                                                 Mar. 31, 1997         Sept. 30,             Sept. 30,
                                                                  (Unaudited)             1996                 1995(A)
----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of period..................       $        10.92        $       10.59         $       10.00
                                                               --------------      ---------------       ---------------

Income from investment operations:
   Net investment income................................                 0.25                 0.51                  0.38
   Net realized and unrealized gains (losses) on
     investments and foreign currency...................                (0.45)               (0.08)                 0.57
                                                               --------------      ---------------       ---------------
Total from investment operations........................                (0.20)                0.43                  0.95
                                                               --------------      ---------------       ---------------

Less distributions:
   Dividends from net investment income.................                (0.17)               (0.10)                (0.36)
   Distributions from net realized gains................                (0.28)                  --                    --
                                                               --------------      ---------------       ---------------

Total distributions.....................................                (0.45)               (0.10)                (0.36)
                                                               --------------      ---------------       ---------------

Net asset value at end of period........................       $        10.27        $       10.92         $       10.59
                                                               ==============      ===============       ===============


Total return(B) ........................................               (4.10%)(D)            4.10%                14.25%(D)
                                                               ==============      ===============       ===============


Net assets at end of period (000's).....................       $        6,082        $       5,847         $       4,518
                                                               ==============      ===============       ===============


Ratio of expenses to average net assets(C) .............                2.00%(D)             2.00%                 1.98%(D)

Ratio of net investment income to average net assets....                4.43%(D)             4.34%                 3.70%(D)

Portfolio turnover rate.................................                 194%(D)              235%                  130%(D)

(A) Represents the period from initial public offering of Class C shares (February 1, 1995) through September 30, 1995.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.07%(D) for the six months ended March 31, 1997 and 2.03% and 3.45%(D) for the periods ended September 30, 1996 and 1995, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
March 31, 1997 (Unaudited)
==============================================================================
1.  ORGANIZATION
The Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund (collectively, the Funds) are each a series of Countrywide Investment Trust (the Trust). The Trust (formerly Midwest Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as a Massachusetts business trust on December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Short Term Government Income Fund invests primarily in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income, consistent with protection of capital.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities. The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds.

The Intermediate Term Government Income Fund invests primarily in U.S. Government obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years and seeks high current income, consistent with protection of capital. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Adjustable Rate U.S. Government Securities Fund seeks high current income, consistent with lower volatility of principal, by investing primarily in mortgage-backed securities created from pools of adjustable rate mortgages which are issued or guaranteed by the United States Government, its agencies or instrumentalities.

The Global Bond Fund seeks high total return, through both income and capital appreciation. The Fund invests primarily in high-grade domestic and foreign fixed-income securities.

The Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund and 4% for the Global Bond Fund, and a distribution fee of up to 0.35% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets.) Each Class A and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Short Term Government Income Fund securities and Institutional Government Income Fund securities are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Intermediate Term Government Income Fund securities, Adjustable Rate U.S. Government Securities Fund securities and Global Bond Fund securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The U.S. dollar value of foreign securities and forward foreign currency exchange contracts in the Global Bond Fund is determined using spot and forward currency exchange rates, respectively, supplied by a quotation service.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of the Short Term Government Income Fund and the Institutional Government Income Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

The net asset value per share of each class of shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Global Bond Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund is equal to the net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund. Dividends arising from net investment income are declared and paid annually to shareholders of the Global Bond Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned by the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of March 31, 1997:


---------------------------------------------------------------------------------------------------------------
                                                                                Adjustable
                                                             Intermediate        Rate U.S.
                                                                 Term           Government          Global
                                                              Government        Securities           Bond
                                                              Income Fund          Fund              Fund


Gross unrealized appreciation...........................   $      418,420     $     121,824     $      67,329
Gross unrealized depreciation...........................         (807,778)          (14,769)         (648,812)
                                                           --------------   ---------------   ---------------

Net unrealized appreciation (depreciation)    ..........   $    (389,358)     $     107,055      $   (581,483)
                                                           ==============   ===============   ===============

Federal income tax cost.................................   $   52,299,314     $  14,723,393     $  16,236,178
                                                           ==============   ===============   ===============


As of September 30, 1996, the Institutional Government Income Fund had capital loss carryforwards for federal income tax purposes of $24,902, none of which will expire prior to September 30, 2001. As of September 30, 1996, the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund had capital loss carryforwards for federal income tax purposes of $2,899,292 and $1,249,150, respectively, none of which will expire prior to September 30, 2003. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

3.  INVESTMENT TRANSACTIONS
During the six months ended March 31, 1997, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $10,264,037 and $13,662,500, respectively, for the Intermediate Term Government Income Fund, $6,674,693 and $4,835,539, respectively, for the Adjustable Rate U.S. Government Securities Fund and $16,161,685 and $17,957,664, respectively, for the Global Bond Fund.

4.  TRANSACTIONS WITH AFFILIATES
The Chairman and the President of the Trust are also officers of Countrywide Financial Services, Inc., whose subsidiaries include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

MANAGEMENT AND SUBADVISORY AGREEMENTS
Each Fund's investments are supervised by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Short Term Government Income Fund, the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20% of its average daily net assets. The Global Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.70% of its average daily net assets up to $100 million and 0.60% of such net assets in excess of $100 million.

The Adviser retains Rogge Global Partners, plc (Rogge) to manage the Global Bond Fund's investments. The Adviser (not the Fund) pays Rogge a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets up to $100 million and 0.30% of such net assets in excess of $100 million.

In order to voluntarily reduce operating expenses during the six months ended March 31, 1997, the Adviser waived $17,376 of its advisory fees for the Institutional Government Income Fund; reimbursed $6,546 of Class C expenses for the Intermediate Term Government Income Fund; waived its entire advisory fee of $33,309 and reimbursed $30,111 of common expenses and $5,291 of Class C expenses for the Adjustable Rate U.S. Government Securities Fund; and waived $5,966 of its advisory fees and reimbursed $10,697 of Class A expenses for the Global Bond Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Short Term Government Income Fund and the Institutional Government Income Fund and $21.00 per shareholder account from each of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $3,000 per month from each of the Short Term Government Income Fund and the Institutional Government Income Fund, $4,250 per month from each of the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund, and $4,750 per month from the Global Bond Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $2,266, $1,419 and $405 from underwriting and broker commissions on the sale of Class A shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund, respectively, for the six months ended March 31, 1997. In addition, the Adviser collected $354, $287 and $323 of contingent deferred sales loads on the redemption of Class C shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.10% of the Institutional Government Income Fund's average daily net assets and 0.35% of each of the other Funds' average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

5.  CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods ended March 31, 1997 and September 30, 1996:


------------------------------------------------------------------------------------------------------------------------------
                                              Intermediate Term            Adjustable Rate                   Global
                                                Government                 U.S. Government                    Bond
                                                Income Fund                Securities Fund                    Fund
------------------------------------------------------------------------------------------------------------------------------
                                         Six Months                   Six Months                    Six Months
                                            Ended         Year          Ended          Year           Ended          Year
                                           Mar. 31,       Ended        Mar. 31,        Ended         Mar. 31,        Ended
                                            1997         Sept. 30,       1997         Sept. 30,        1997        Sept. 30,
                                         (Unaudited)       1996       (Unaudited)       1996        (Unaudited)       1996
------------------------------------------------------------------------------------------------------------------------------


CLASS A
Shares sold.........................        452,732      1,824,629     1,549,532     1,317,967        126,713        202,237
Shares issued in reinvestment of
  distributions to shareholders.....        135,455        274,432        34,697        83,368         42,008         15,285
Shares redeemed.....................       (766,941)    (2,059,645)   (1,018,694)   (2,327,350)      (315,579)      (302,506)
                                       ------------    -----------   -----------  ------------    -----------    -----------

Net increase (decrease) in shares
 outstanding.......................        (178,754)        39,416       565,535      (926,015)      (146,858)       (84,984)
Shares outstanding, beginning of period   5,348,350      5,308,934     1,195,580     2,121,595      1,164,325      1,249,309
                                       ------------    -----------   -----------  ------------    -----------    -----------

Shares outstanding, end of period...      5,169,596      5,348,350     1,761,115     1,195,580      1,017,467      1,164,325
                                       ============    ===========   ===========  ============    ===========    ===========

CLASS C
Shares sold.........................          7,197         36,099        47,693        63,042         73,649        187,748
Shares issued in reinvestment of
 distributions to shareholders......          1,877          3,345         1,483           824         23,586          4,672
Shares redeemed.....................         (8,697)       (21,699)      (39,694)       (8,583)       (40,673)       (83,836)
                                       ------------    -----------   -----------  ------------    -----------    -----------

Net increase in shares outstanding..            377         17,745         9,482        55,283         56,562        108,584
Shares outstanding, beginning of period      73,518         55,773        64,117         8,834        535,423        426,839
                                       ------------    -----------   -----------  ------------    -----------    -----------

Shares outstanding, end of period...         73,895         73,518        73,599      64,117          591,985        535,423
                                       ============    ===========   =========== ============     ===========    ===========


Share transactions for the Short Term Government Income Fund and the Institutional Government Income Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

6.  FOREIGN CURRENCY TRANSLATION
With respect to the Global Bond Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

         A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

         B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

         C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Global Bond Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At March 31, 1997, the Global Bond Fund had forward foreign currency exchange contracts outstanding as follows:


-----------------------------------------------------------------------------------------------------------------
                                                                                                      NET
                                                                                                  UNREALIZED
    SETTLEMENT                  TO RECEIVE                  INITIAL             MARKET           APPRECIATION
       DATE                    (TO DELIVER)                  VALUE              VALUE           (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------


CONTRACTS TO SELL
     04/01/97                       (12,133) DKK         $    (1,882)      $    (1,909)      $       (27)
                              =============

     04/18/97                       (33,330) CAD             (24,562)          (24,117)              445
                              =============

     04/18/97                   (10,816,473) DEM          (6,459,103)       (6,474,549)          (15,446)
                              =============

     04/18/97                    (1,310,794) DKK            (205,873)         (206,201)             (328)
                              =============

     04/18/97                      (562,428) GBP            (899,974)         (922,158)          (22,184)
                              =============

     04/18/97                (3,125,446,634) ITL          (1,881,666)       (1,868,023)            13,643
                              =============

     04/18/97                  (211,464,070) JPY          (1,744,698)       (1,712,796)            31,902
                              =============            -------------     -------------      -------------
Total sell contracts                                     (11,217,758)      (11,209,753)             8,005
                                                       -------------     -------------      -------------


CONTRACTS TO BUY
     04/01/97                     5,416,840  DKK             841,413           852,253            10,840
                              =============

     04/18/97                     8,671,649  DEM           5,108,564         5,190,694            82,130
                              =============

     04/18/97                         3,236  GBP               5,282             5,306                24
                              =============

     04/18/97                 2,234,883,635  ITL           1,315,556         1,335,750            20,194
                              =============

     04/18/97                   392,856,669  JPY           3,238,719         3,182,021          (56,698)
                              =============

     04/18/97                     4,655,959  NOK             701,434           705,447             4,013
                              -------------            -------------     -------------     -------------
Total buy contracts                                       11,210,968        11,271,471            60,503
                                                       -------------     -------------     -------------

NET CONTRACTS                                             $   (6,790)      $    61,721       $    68,508
                                                       =============     =============     =============

CAD-Canadian Dollar            ITL-Italian Lira
DEM-German Mark                JPY-Japanese Yen
DKK-Danish Krone               NOK-Norwegian Krone
GBP-British Pound Sterling

SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 1997 (Unaudited)
==============================================================================================================
       Par                                                                           Yield To       Market
      Value      U.S. TREASURY OBLIGATIONS-- 38.3%                                  Maturity(1)      Value
--------------------------------------------------------------------------------------------------------------


 $    1,800,000  U.S. Treasury Notes, 6.125%, 5/31/97.............................    5.480%   $   1,801,813
      3,000,000  U.S. Treasury Notes, 6.375%, 6/30/97.............................    5.274%       3,007,601
      5,000,000  U.S. Treasury Notes, 5.625%, 6/30/97.............................    5.348%       5,002,728
      5,000,000  U.S. Treasury Notes, 8.50%, 7/15/97..............................    5.430%       5,042,978
      5,000,000  U.S. Treasury Notes, 5.875%, 7/31/97.............................    5.421%       5,007,143
      5,000,000  U.S. Treasury Notes, 6.50%, 8/15/97..............................    5.434%       5,019,271
      2,250,000  U.S. Treasury Notes, 5.50%, 9/30/97..............................    5.509%       2,249,775
      5,000,000  U.S. Treasury Notes, 5.75%, 9/30/97..............................    5.465%       5,006,644
      5,000,000  U.S. Treasury Notes, 8.75%, 10/15/97.............................    5.553%       5,082,745
---------------                                                                               ---------------
 $   37,050,000  TOTAL U.S. TREASURY OBLIGATIONS
===============
                 (Amortized Cost $37,220,698).....................................              $ 37,220,698
                                                                                              ---------------


==============================================================================================================
      Face                                                                                        Market
     Amount      REPURCHASE AGREEMENTS(2)-- 61.2%                                                 Value
--------------------------------------------------------------------------------------------------------------


 $   13,800,000  Prudential Securities, Inc., 6.35%, dated 3/31/97, due 4/1/97,
                    repurchase proceeds $13,802,434.........................................   $ 13,800,000
     14,300,000  Fuji Securities, Inc., 6.50%, dated 3/31/97, due 4/1/97,
                    repurchase proceeds $14,302,582.........................................     14,300,000
      3,682,000  Dean Witter Reynolds, Inc., 6.00%, dated 3/31/97, due 4/1/97,
                    repurchase proceeds $3,682,614..........................................      3,682,000
     13,800,000  Bankers Trust Securities Corp., 5.45%, dated 3/26/97, due 4/2/97,
                    repurchase proceeds $13,814,624.........................................     13,800,000
     13,800,000  Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.625%, dated 3/31/97,
                    due 4/7/97, repurchase proceeds $13,815,094.............................     13,800,000
---------------                                                                               ---------------

 $   59,382,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $  59,382,000
===============                                                                               ---------------


                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 99.5% .............    $  96,602,698

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.5% ..............................         491,087
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  97,093,785
                                                                                              ===============

(1)      Yield to maturity at date of purchase.
(2) Repurchase agreements are fully collateralized by U.S. Government obilgations.

See accompanying notes to financial statements.


INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 1997 (Unaudited)
==============================================================================================================
       Par                                                                          Yield To      Market
      Value      U.S. GOVERNMENT AGENCY ISSUES--  40.9%                            Maturity(1)     Value
--------------------------------------------------------------------------------------------------------------


 $    3,000,000  Federal Home Loan Mortgage Corp. Discount Notes, 4/18/97.........    5.300%   $   2,992,493
      1,000,000  Federal National Mortgage Assoc. Notes, 6.75%, 4/22/97...........    5.373%       1,000,749
      1,000,000  Federal Home Loan Bank Notes, 5.41%, 5/1/97......................    5.521%         999,726
        345,000  Federal Farm Credit Bank Notes, 5.34%, 5/1/97....................    5.508%         344,924
      1,000,000  Federal Home Loan Bank Notes, 5.555%, 5/22/97....................    5.432%       1,000,168
      2,000,000  Federal Farm Credit Bank Notes, 5.60%, 6/3/97....................    5.388%       2,000,687
      3,000,000  Student Loan Marketing Assoc. Discount Notes, 6/12/97............    5.380%       2,967,720
        900,000  Federal National Mortgage Assoc. Notes, 6.20%, 6/17/97...........    5.420%         901,367
      2,000,000  Federal National Mortgage Assoc. Discount Notes, 6/18/97.........    5.310%       1,976,990
      2,000,000  Federal Home Loan Bank Discount Notes, 6/23/97...................    5.250%       1,975,792
        172,793  Federal Home Loan Mortgage Corp. Series #M14862, 6.50%, 8/1/97...    5.565%         172,757
      1,000,000  Federal National Mortgage Assoc. Discount Notes, 8/14/97.........    5.370%         979,862
        136,747  Federal Home Loan Mortgage Corp. Series #M15133, 6.50%, 9/1/97...    6.437%         136,782
        175,000  Federal Home Loan Bank Notes, 5.75%, 9/5/97......................    5.736%         175,000
        500,000  Private Exempt Funding Corp. Notes, 8.95%, 10/31/97..............    5.720%         509,007
      1,273,721  Federal Home Loan Mortgage Corp. Series #M90155, 5.50%, 11/1/97..    5.876%       1,270,970
        114,660  Federal Home Loan Mortgage Corp. Series #M15799, 5.50%, 11/1/97..    6.033%         114,313
      1,000,000  Federal Home Loan Bank Notes, 5.61%, 12/18/97....................    5.610%       1,000,000
        600,000  Federal National Mortgage Assoc. Notes, 5.375%, 1/13/98..........    5.587%         599,000
---------------                                                                               ---------------
 $   21,217,921  TOTAL U.S. GOVERNMENT AGENCY ISSUES
===============
                 (Amortized Cost $21,118,307) ....................................             $  21,118,307
                                                                                              ---------------

================================================================================================================
      Face                                                                                        Market
     Amount      REPURCHASE AGREEMENTS(2)-- 58.7%                                                  Value
----------------------------------------------------------------------------------------------------------------


 $    6,500,000  Prudential Securities, Inc., 6.35%, dated 3/31/97, due 4/1/97,
                    repurchase proceeds $6,501,147..........................................   $  6,500,000
      7,500,000  Fuji Securities, Inc., 6.50%, dated 3/31/97, due 4/1/97,
                    repurchase proceeds $7,501,354..........................................      7,500,000
      6,000,000  Daiwa Securities America, Inc., 6.00%, dated 3/31/97, due 4/1/97,
                    repurchase proceeds $6,001,000..........................................      6,000,000
      4,281,000  Dean Witter Reynolds, Inc., 6.00%, dated 3/31/97, due 4/1/97,
                    repurchase proceeds $4,281,714..........................................      4,281,000
      6,000,000  Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.625%, dated 3/31/97,
                    due 4/7/97, repurchase proceeds $6,006,563..............................      6,000,000
---------------                                                                               ---------------
 $   30,281,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $  30,281,000
===============                                                                               ---------------

                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 99.6% .............    $  51,399,307

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% ..............................         209,188
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  51,608,495
                                                                                              ===============

(1)      Yield to maturity at date of purchase.
(2)      Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.


INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 1997 (Unaudited)
===============================================================================================================
       Par                                                                                          Market
      Value      INVESTMENTS -- 95.2%                                                               Value
---------------------------------------------------------------------------------------------------------------


                 U.S. TREASURY OBLIGATIONS -- 13.3%
 $    1,000,000  U.S. Treasury Notes, 7.75%, 2/15/01........................................   $   1,035,000
      1,000,000  U.S. Treasury Notes, 8.00%, 5/15/01........................................       1,045,000
      3,000,000  U.S. Treasury Notes, 7.875%, 08/15/01......................................       3,125,625
      2,000,000  U.S. Treasury Notes, 7.50%, 11/15/01.......................................       2,056,876
---------------                                                                               ---------------
 $    7,000,000  TOTAL U.S. TREASURY OBLIGATIONS
---------------
                 (Amortized Cost $7,075,939)................................................   $  7,262,501
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 81.9%
 $    1,000,000  Federal National Mortgage Assoc. Notes, 7.89%, 2/23/00.....................   $   1,015,630
      1,500,000  Federal National Mortgage Assoc. Notes, 6.35%, 10/19/00....................       1,479,979
      2,000,000  Federal Home Loan Bank Notes, 5.58%, 2/23/01...............................       1,914,870
      3,000,000  Federal National Mortgage Assoc. Notes, 6.74%, 5/7/01......................       2,984,597
      1,000,000  Student Loan Marketing Assoc. Medium Term Notes, 7.50%, 7/2/01.............       1,020,962
      3,000,000  Federal Home Loan Bank Notes, 7.31%, 7/6/01................................       3,048,438
      2,000,000  Federal Home Loan Bank Medium Term Notes, 8.43%, 8/1/01....................       2,116,062
      2,400,000  Federal Home Loan Bank Notes, 6.25%, 9/27/01...............................       2,342,464
      1,000,000  Student Loan Marketing Assoc. Medium Term Notes, 6.38%, 12/11/01...........         970,110
      2,000,000  Federal National Mortgage Assoc. Notes, 7.55%, 4/22/02.....................       2,053,258
      1,000,000  Federal Home Loan Mortgage Corp. Notes, 6.07%, 2/5/03......................         953,644
      1,000,000  Federal National Mortgage Assoc. Notes, 6.72%, 2/25/03.....................         979,559
      3,000,000  Federal National Mortgage Assoc. Notes, 6.20%, 7/10/03.....................       2,862,983
      2,000,000  Federal National Mortgage Assoc. Notes, 6.25%, 8/12/03.....................       1,911,128
      1,500,000  Federal Home Loan Bank Notes, 7.50%, 4/2/04................................       1,489,105
      2,000,000  Federal Home Loan Mortgage Corp. Notes, 8.19%, 10/6/04.....................       2,042,640
      2,000,000  Federal Home Loan Mortgage Corp. Notes, 8.53%, 11/18/04....................       2,056,336
      2,000,000  Federal Home Loan Mortgage Corp. Notes, 7.65%, 5/10/05.....................       1,995,814
      2,000,000  Federal National Mortgage Assoc. Medium Term Notes, 6.85%, 8/22/05.........       1,969,886
      2,000,000  Federal National Mortgage Assoc. Notes, 6.77%, 9/1/05......................       1,959,710
      1,000,000  Federal Home Loan Mortgage Corp. Notes, 6.75%, 1/19/06.....................         950,066
      1,400,000  Federal National Mortgage Assoc. Notes, 6.26%, 1/24/06.....................       1,316,760
      2,500,000  Federal National Mortgage Assoc. Notes, 6.21%, 1/26/06.....................       2,344,005
      1,000,000  Federal Home Loan Mortgage Corp. Notes, 6.345%, 2/15/06....................         940,131
      2,000,000  Federal National Mortgage Assoc. Notes, 6.90%, 12/26/06....................       1,929,318
---------------                                                                               ---------------
 $   45,300,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------------
                 (Amortized Cost $45,223,375)...............................................   $  44,647,455
                                                                                              ---------------
 $   52,300,000  TOTAL INVESTMENTS AT VALUE
===============
                 (Amortized Cost $52,299,314)  .............................................   $  51,909,956
                                                                                              ---------------


INTERMEDIATE TERM GOVERNMENT INCOME FUND (continued)
================================================================================================================
      Face                                                                                        Market
     Amount      REPURCHASE AGREEMENTS(1)-- 6.1%                                                  Value
-----------------------------------------------------------------------------------------------------------------
 $    3,310,000  Dean Witter Reynolds, Inc., 6.25%, dated 3/31/97, due 4/1/97,
                    repurchase proceeds $3,310,575..........................................   $   3,310,000
---------------                                                                               ---------------

 $    3,310,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $   3,310,000
===============                                                                               ---------------

                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 101.3% .............   $  55,219,956

                 LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.3)%  ...........................        (698,897)
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  54,521,059
                                                                                              ===============

(1)  Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.


ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
March 31, 1997 (Unaudited)
================================================================================================================
       Par                                                                                        Market
      Value      INVESTMENTS -- 82.5%                                                               Value
----------------------------------------------------------------------------------------------------------------


                 ADJUSTABLE RATE U.S. GOVERNMENT AGENCY ISSUES -- 74.1%
 $    1,776,054  Federal Home Loan Mortgage Corp. #350047, 6.38%, 4/1/17....................   $   1,820,912
      1,366,405  Federal National Mortgage Assoc. #70907, 7.50%, 3/1/18.....................       1,411,846
      1,298,338  Federal Home Loan Mortgage Corp. #605793, 7.42%, 5/1/18....................       1,322,682
        770,906  Federal National Mortgage Assoc. #70010, 7.32%, 6/1/18.....................         796,771
      1,660,081  Federal National Mortgage Assoc. #70614, 7.40%, 10/1/18....................       1,702,065
      1,039,110  Federal National Mortgage Assoc. #124211, 7.34%, 12/1/21...................       1,078,173
      1,853,196  Federal Home Loan Mortgage Corp. #846013, 7.90%, 6/1/22....................       1,918,669
         72,901  Government National Mortgage Assoc. #8182, 7.37%,4/20/23...................          74,769
      1,140,622  Federal National Mortgage Assoc. #70176, 7.31%, 8/1/27.....................       1,175,834
      1,958,465  Federal National Mortgage Assoc. #70243, 7.29%, 3/1/28.....................       2,019,070
---------------                                                                               ---------------
 $   12,936,078  TOTAL ADJUSTABLE RATE U.S. GOVERNMENT AGENCY ISSUES
---------------
                 (Amortized Cost $13,203,053)...............................................   $  13,320,791
                                                                                               --------------

                 FIXED RATE U.S. GOVERNMENT AGENCY ISSUES -- 8.4%
 $    1,517,732  Federal Home Loan Mortgage Corp. #M90141, 6.50%, 10/1/97
---------------
                 (Amortized Cost $1,520,340)................................................   $   1,509,657
                                                                                              ---------------

 $   14,453,810  TOTAL INVESTMENTS AT VALUE
===============
                 (Amortized Cost $14,723,393)...............................................   $  14,830,448
                                                                                              --------------


===============================================================================================================
      Face                                                                                        Market
     Amount      REPURCHASE AGREEMENTS(1)-- 14.5%                                                  Value
---------------------------------------------------------------------------------------------------------------


 $    2,615,000  Dean Witter Reynolds, Inc., 6.25%, dated 3/31/97, due 4/1/97,
                    repurchase proceeds $2,615,454..........................................   $   2,615,000
---------------                                                                               ---------------
 $    2,615,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $   2,615,000
===============                                                                               ---------------

                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 97.0%..............$   17,445,448

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 3.0% ..............................        544,717
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $ 17,990,165
                                                                                              ===============

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.


GLOBAL BOND FUND
PORTFOLIO OF INVESTMENTS
March 31, 1997 (Unaudited)
===============================================================================================================
             Par                                                                                  Market
            Value     INVESTMENTS -- 93.9%                                                          Value
---------------------------------------------------------------------------------------------------------------


                      U.S. TREASURY OBLIGATIONS -- 24.4%
USD        195,000    U.S. Treasury Notes, 6.50%, 5/31/01...................................   $     193,294
USD        655,000    U.S. Treasury Notes, 7.50%, 11/15/01..................................         673,627
USD      1,490,000    U.S. Treasury Notes, 6.375%, 8/15/02..................................       1,462,529
USD        928,000    U.S. Treasury Strips, 5/15/04.........................................         571,277
USD        352,000    U.S. Treasury Bonds, 7.875%, 2/15/21..................................         754,790
USD        855,000    U.S. Treasury Bonds, 6.50%, 11/15/26..................................         418,600
                                                                                              ---------------
                      TOTAL U.S. TREASURY OBLIGATIONS
                      (Amortized Cost $4,166,351)...........................................   $   4,074,117
                                                                                              ---------------

                      CORPORATE BONDS -- 2.1%
USD         75,000    Bayerische Landesbank, 6.80%, 9/28/01.................................   $      74,428
USD         75,000    Toronto Dominion Bank, 6.50%, 1/15/07.................................          73,937
USD        100,000    African Development Bank, 6.875%, 10/15/15............................          92,757
USD        100,000    Cajun Electric Power, 9.52%, 3/15/19..................................         107,159
                                                                                              ---------------
                      TOTAL CORPORATE BONDS
                      (Amortized Cost $355,321).............................................   $     348,281
                                                                                              ---------------

                      FOREIGN GOVERNMENT ISSUES -- 67.4%
CAD        536,090    Government of Canada, 4.25%, 12/1/21..................................   $     385,548
CAD        552,000    Government of Canada, 8.00%, 6/1/23...................................         431,954
                                                                                              ---------------
                                                                                            .        817,502
                                                                                              ---------------

DEM        575,000    Federal Republic of Germany, 6.50%, 3/15/00...........................         367,045
DEM      1,880,000    Federal Republic of Germany, 5.875%, 5/15/00..........................       1,181,147
DEM        595,000    Treuhandanstalt, 7.75%, 10/1/02.......................................         401,352
DEM        401,000    Treuhandanstalt, 7.125%, 1/29/03......................................         263,377
DEM      1,036,000    Federal Republic of Germany,  6.50%, 7/15/03..........................         659,767
DEM        505,000    Federal Republic of Germany, 6.25%, 4/26/06...........................         312,161
DEM        905,000    Federal Republic of Germany, 6.25%, 1/4/24............................         515,099
                                                                                              ---------------
                                                                                                   3,699,948
                                                                                              ---------------

DKK      5,200,000    Government of Denmark, 6.00%, 11/15/02................................         830,736
DKK      3,739,000    Government of Denmark, 7.00%, 11/10/24................................         548,857
                                                                                              ---------------
                                                                                                   1,379,593
                                                                                              ---------------

GBP        525,000    U.K. Gilt, 8.50%, 12/7/05.............................................         909,194
GBP        340,000    U.K. Gilt, 7.75%, 9/8/06..............................................         560,723
GBP        913,000    U.K. Gilt, 7.50%, 12/7/06.............................................       1,484,624
                                                                                              ---------------
                                                                                                   2,954,541
                                                                                              ---------------

ITL    590,000,000    Government of Italy, 9.50%, 2/1/99....................................         366,431
ITL    125,000,000    Government of Italy, 10.50%, 4/1/05...................................          85,644
                                                                                              ---------------
                                                                                                     452,075
                                                                                              ---------------


GLOBAL BOND FUND (continued)
==============================================================================================================
             Par                                                                                    Market
            Value     INVESTMENTS -- 93.9%                                                          Value
--------------------------------------------------------------------------------------------------------------


USD        400,000    United Mexican States, 6.25%, 12/31/19................................   $    296,043
                                                                                              ---------------

NOK      2,600,000    Government of Norway, 6.75%, 1/15/07..................................         413,293
                                                                                              --------------

SEK      1,400,000    Government of Sweden, 6.00%, 2/9/05...................................         174,946
SEK      1,300,000    Government of Sweden, 6.50%, 10/25/06.................................         667,594
SEK      2,700,000    Government of Sweden, 8.00%, 8/15/07..................................         376,762
                                                                                              ---------------
                                                                                                   1,219,302
                                                                                              ---------------

                      TOTAL FOREIGN GOVERNMENT ISSUES
                      (Amortized Cost $11,714,506)..........................................   $  11,232,297
                                                                                              ---------------

                      TOTAL INVESTMENTS AT VALUE
                      (Amortized Cost $16,236,178)..........................................   $ 15,654,695

                      OTHER ASSETS IN EXCESS OF LIABILITIES-- 6.1% .........................      1,024,395
                                                                                              ---------------

                      NET ASSETS-- 100.0% ..................................................   $ 16,679,090
                                                                                              ===============

CAD-Canadian Dollar                 ITL-Italian Lira
DEM-German Mark                     NOK-Norwegian Krone
DKK-Danish Krone                    SEK-Swedish Krona
GBP-British Pound Sterling          USD-U.S. Dollar

See accompanying notes to financial statements.


RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
March 31, 1997 (Unaudited)
==============================================================================
On February 28, 1997, a Special Meeting of Shareholders of the Trust was held
(1) to approve or disapprove a new investment advisory agreement with Countrywide Investments, Inc. (formerly Midwest Group Financial Services, Inc.),
(2) with respect to the Global Bond Fund, to approve or disapprove a new subadvisory agreement with Rogge Global Partners plc., (3) to elect eight trustees and (4) to ratify or reject the selection of Arthur Andersen LLP as the Trust's independent public accountants for the current fiscal year. The total number of shares of the Trust present by proxy represented 63.2% of the shares entitled to vote at the meeting. Each of the matters submitted to shareholders was approved.

The results of the voting for or against the approval of the new investment advisory agreement by each Fund follows:


-----------------------------------------------------------------------------------------------------------------
                                                                        Number of Shares

                                                        For                  Against                  Abstain
-----------------------------------------------------------------------------------------------------------------


Short Term Government Income Fund                  57,604,708.440          855,185.410           1,197,449.130
Institutional Government Income Fund               28,694,514.020           59,200.000              90,570.400
Intermediate Term Government                        3,495,441.015           33,545.541             117,745.356
Adjustable Rate U.S. Government Securities Fund       817,632.119            1,648.564              12,110.528
Global Bond Fund                                    1,291,358.798              191.000             358,856.348
-----------------------------------------------------------------------------------------------------------------


The results of the voting for or against the approval of the new subadvisory agreement with Rogge Global Partners plc follows:


-----------------------------------------------------------------------------------------------------------------
                                                                   Number of Shares

                                                    For                 Against                 Abstain
-----------------------------------------------------------------------------------------------------------------


Global Bond Fund                              1,291,965.786              191.000             358,249.360

-----------------------------------------------------------------------------------------------------------------


The results of the voting for the election of trustees follows:


----------------------------------------------------------------------------------------------------------------
                                                                       Withhold
     Nominees                                  For Election            Authority                Status
----------------------------------------------------------------------------------------------------------------


Donald L. Bogdon, M.D.                        93,368,799.749         1,261,356.920          New Trustee
John R. Delfino                               93,422,415.859         1,207,740.810          New Trustee
H. Jerome Lerner                              93,449,056.544         1,181,100.125          Incumbent
Robert H. Leshner                             93,555,990.735         1,074,165.934          Incumbent
Angelo R. Mozilo                              93,419,702.223         1,210,454.446          New Trustee
Oscar P. Robertson                            93,530,821.071         1,099,335.598          Incumbent
John F. Seymour, Jr.                          93,377,706.761         1,252,449.908          New Trustee
Sebastiano Sterpa                             93,389,957.525         1,240,199.144          New Trustee

----------------------------------------------------------------------------------------------------------------


The results of the voting for or against the ratification of Arthur Andersen LLP as independent public accountants by each Fund follows:


------------------------------------------------------------------------------------------------------------------
                                                                   Number of Shares

                                                          For                 Against                 Abstain
------------------------------------------------------------------------------------------------------------------


Short Term Government Income Fund                   58,062,538.270          342,897.510           1,251,907.200
Institutional Government Income Fund                28,772,366.570           40,573.000              31,344.850
Intermediate Term Government Income Fund             3,583,798.249            1,755.837              61,177.826
Adjustable Rate U.S. Government Securities Fund        814,571.970            4,316.009              12,503.232
Global Bond Fund                                     1,637,628.798               52.000              12,725.348
------------------------------------------------------------------------------------------------------------------


                            COUNTRYWIDE INVESTMENTS
                           -------------------------

                          COUNRTYWIDE INVESTMENT TRUST
                          312 Walnut St., 21st Floor
                          Cincinnati, Ohio 45202-4094
                          Nationwide: (Toll Free) 800-543-8721
                          Cincinnati: 629-2000
                          Rate Line: 579-0999

                          SHAREHOLDER SERVICES
                          Nationwide: (Toll Free) 800-543-0407
                          Cincinnati: 629-2050

                          BOARD OF TRUSTEES
                          Angelo R. Mozilo, Chairman
                          Robert H. Leshner, President
                          Donald L. Bogdon, M.D.
                          John R. Delfino
                          H. Jerome Lerner
                          Oscar P. Robertson
                          John F. Seymour, Jr.
                          Sebastiano Sterpa

                          INVESTMENT ADVISER
                          Countrywide Investments, Inc.
                          312 Walnut St., 21st Floor
                          Cincinnati, Ohio 45202-2094

                          TRANSFER AGENT
                          Countrywide Fund Services, Inc.
                          P.O. Box 5354
                          Cincinnati, Ohio 45201-5354


                          This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Investment Trust.